SKIP DYNAMIX ACQUISITION (Details Narrative)	1 Months Ended	6 Months Ended
	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 CAD ($)	Jun. 09, 2026 USD ($)
Notes and other explanatory information [abstract]
Business combination cash			$ 2,523,255
Revenue of acquiree since acquisition date
Profit (loss) of acquiree since acquisition date	$ 29,678
Revenue of combined entity as if combination occurred at beginning of period		$ 41,083
Working capital			$ 400,000